UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5928

Smith Barney Small Cap Core Fund, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

SMITH BARNEY SMALL CAP CORE FUND, INC.

FORM N-Q

SEPTEMBER 30, 2004

SMITH BARNEY SMALL CAP CORE FUND, INC.

Schedule of Investments (unaudited)		September 30, 2004

SHARES	SECURITY	VALUE
COMMON STOCK - 98.8%
CONSUMER DISCRETIONARY - 15.3%
Auto Components - 0.9%
110,038	Cooper Tire & Rubber Co.	$2,219,466
43,472	LKQ Corp. (a)(b)	794,233
104,577	Standard Motor Products, Inc. (b)	1,580,158

		4,593,857

Automobiles - 0.3%
62,890	Thor Industries, Inc.	1,664,698

Distributors - 0.1%
34,423	Handleman Co.	704,295

Hotels, Restaurants & Leisure - 3.1%
66,983	Argosy Gaming Co. (a)	2,625,734
123,304	Aztar Corp. (a)	3,267,556
58,754	CEC Entertainment Inc. (a)	2,159,209
198,699	CKE Restaurants, Inc. (a)(b)	2,195,624
85,260	Dave & Buster’s, Inc. (a)(b)	1,618,235
38,286	Pinnacle Entertainment, Inc. (a)	528,347
86,872	Sonic Corp. (a)	2,226,529
40,107	Speedway Motorsports, Inc.	1,336,766

		15,958,000

Household Durables - 2.6%
38,086	Beazer Homes USA, Inc. (b)	4,071,013
21,808	Dominion Homes, Inc. (a)(b)	519,467
46,979	Hooker Furniture Corp.	1,298,030
21,929	Standard Pacific Corp.	1,236,138
40,443	The Toro Co.	2,762,257
104,755	Universal Electronics Inc. (a)	1,757,789
14,413	WCI Communities, Inc. (a)(b)	335,823
51,936	The Yankee Candle Co., Inc. (a)	1,504,067

		13,484,584

Internet & Catalog Retail - 0.8%
114,109	Coldwater Creek Inc. (a)	2,381,455
34,219	J.Jill Group Inc. (a)(b)	679,247
36,858	Priceline.com Inc. (a)(b)	817,142
14,938	Stamps.com Inc. (a)(b)	198,675

		4,076,519

Leisure Equipment & Products - 0.6%
99,428	JAKKS Pacific, Inc. (a)(b)	2,286,844
27,889	RC2 Corp. (a)	917,548

		3,204,392

Media - 0.4%
30,966	AMC Entertainment Inc. (a)	592,689
111,485	Mediacom Communications Corp., Class A Shares (a)(b)	727,997

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP CORE FUND, INC.

Schedule of Investments (unaudited) (continued)		September 30, 2004

SHARES	SECURITY	VALUE
Media - 0.4% (continued)
4,143	Pulitzer, Inc.	$204,664
13,873	R.H. Donnelley Corp. (a)	684,771

		2,210,121

Multiline Retail - 0.5%
53,921	Dillard’s, Inc., Class A Shares	1,064,401
47,108	Tuesday Morning Corp. (a)	1,456,579

		2,520,980

Specialty Retail - 4.2%
114,018	Aaron Rents, Inc. (c)	2,481,032
72,357	AnnTaylor Stores Corp. (a)	1,693,154
2,995	The Buckle, Inc.	82,273
20,882	Building Materials Holding Corp.	574,673
297,614	Charming Shoppes, Inc. (a)	2,119,012
73,350	CSK Auto Corp. (a)	977,022
71,492	The Finish Line, Inc., Class A Shares	2,210,533
10,263	Guitar Center, Inc. (a)	444,388
127,401	Hollywood Entertainment Corp. (a)	1,257,448
105,154	Hughes Supply, Inc.	3,161,981
32,279	Jo-Ann Stores, Inc. (a)	905,103
32,908	Linens’n Things, Inc. (a)	762,478
51,918	Payless ShoeSource, Inc. (a)	525,929
69,268	The Pep Boys - Manny, Moe & Jack (b)	969,752
61,226	Rent-Way, Inc. (a)(b)	419,398
49,042	TBC Corp. (a)	1,095,598
75,242	Wilsons The Leather Experts Inc. (a)(b)	389,754
76,490	Zale Corp. (a)	2,149,369

		22,218,897

Textiles & Apparel - 1.8%
33,902	Guess?, Inc. (a)	603,795
39,882	Oxford Industries, Inc. (b)	1,485,604
54,971	Phillips-Van Heusen Corp.	1,224,754
70,235	Quiksilver, Inc. (a)	1,785,374
33,390	UniFirst Corp. of Massachusetts	954,954
139,618	Wellman, Inc. (b)	1,183,961
88,969	Wolverine World Wide, Inc.	2,242,019

		9,480,461

	TOTAL CONSUMER DISCRETIONARY	80,116,804

CONSUMER STAPLES - 2.3%
Beverages - 0.1%
3,544	Coca-Cola Bottling Co. Consolidated	191,447

Food & Drug Retailing - 0.5%
64,376	Great Atlantic & Pacific Tea Co., Inc. (a)(b)	392,694
72,343	Nash Finch Co.	2,275,187

		2,667,881

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP CORE FUND, INC.

Schedule of Investments (unaudited) (continued)		September 30, 2004

SHARES	SECURITY	VALUE
Food Products - 1.7%
33,324	Chiquita Brands International, Inc. (a)	$580,171
48,206	Corn Products International, Inc.	2,222,297
56,497	Delta & Pine Land Co.	1,511,295
39,572	John B. Sanfilippo & Son, Inc. (a)(b)	1,036,786
99,001	Lance, Inc.	1,598,866
43,815	Ralcorp Holdings, Inc. (a)	1,581,721
13,332	USANA Health Sciences, Inc. (a)(b)	463,954

		8,995,090

	TOTAL CONSUMER STAPLES	11,854,418

ENERGY - 5.1%
Energy Equipment & Services - 2.0%
68,887	Cal Dive International, Inc. (a)	2,453,755
21,606	CARBO Ceramics Inc.	1,558,657
32,356	Lone Star Technologies, Inc. (a)	1,223,057
60,263	Offshore Logistics, Inc. (a)	2,074,252
51,166	Unit Corp. (a)(b)	1,794,903
48,243	Veritas DGC Inc. (a)(b)	1,098,976

		10,203,600

Oil & Gas - 3.1%
15,490	Cabot Oil & Gas Corp.	695,501
77,856	Cimarex Energy Co. (a)	2,720,289
37,323	The Houston Exploration Co. (a)	2,215,120
29,022	KCS Energy, Inc. (a)	403,696
335,904	Mission Resources Corp. (a)	2,112,836
59,355	Plains Exploration & Production Co. (a)	1,416,210
90,298	Resource America, Inc., Class A Shares	2,130,130
51,467	Swift Energy Co. (a)	1,233,149
113,493	Tesoro Petroleum Corp. (a)	3,351,448

		16,278,379

	TOTAL ENERGY	26,481,979

FINANCIALS - 21.7%
Banks - 10.0%
19,798	AMCORE Financial, Inc.	561,867
92,821	Anchor BanCorp Wisconsin, Inc. (b)	2,404,064
70,181	BancorpSouth, Inc.	1,613,461
82,360	BankUnited Financial Corp., Class A Shares (a)	2,400,794
6,258	Capital City Bank Group, Inc. (b)	242,247
9,321	Capital Corp. of the West	400,803
54,868	Cathay General Bancorp (b)	2,040,541
40,158	Columbia Banking System, Inc.	955,359
77,784	Community Bank System, Inc. (b)	1,954,712
70,059	CVB Financial Corp. (a)(b)	1,556,711
28,115	Downey Financial Corp.	1,545,200
76,041	East West Bancorp, Inc.	2,554,217

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP CORE FUND, INC.

Schedule of Investments (unaudited) (continued)		September 30, 2004

SHARES	SECURITY	VALUE
Banks - 10.0% (continued)
39,344	First BanCorp. of Puerto Rico	$1,900,315
41,531	First Charter Corp. (b)	1,003,804
35,678	First Community Bancorp (b)	1,462,798
7,614	First Community Bancshares, Inc. (b)	250,120
62,069	First Financial Holdings, Inc. (b)	1,940,277
18,214	First Merchants Corp. (b)	448,993
44,833	First Niagara Financial Group, Inc.	599,866
6,310	FirstFed Financial Corp. (a)	308,433
30,279	Flushing Financial Corp.	575,604
25,764	Greater Bay Bancorp (b)	740,715
36,297	Independent Bank Corp. of Massachusetts	1,121,940
49,668	Irwin Financial Corp. (b)	1,282,428
4,616	MBT Financial Corp. (b)	90,612
5,387	National Penn Bancshares, Inc. (b)	172,222
24,020	Partners Trust Financial Group, Inc.	248,847
16,734	PFF Bancorp, Inc.	640,410
15,853	PrivateBancorp, Inc. (b)	427,397
33,104	Prosperity Bancshares, Inc. (b)	884,539
38,604	Provident Bankshares Corp.	1,295,164
21,371	Santander BanCorp	534,275
34,990	Seacoast Banking Corp. of Florida	747,386
79,291	Silicon Valley Bancshares (a)(b)	2,947,246
49,349	Southwest Bancorp, Inc.	1,088,145
40,284	Sterling Bancshares, Inc.	541,820
79,214	Sterling Financial Corp. of Spokane (a)	2,791,501
40,935	Susquehanna Bancshares, Inc.	1,007,001
72,617	TierOne Corp.	1,674,548
60,148	Trustmark Corp.	1,869,400
64,732	Umpqua Holdings Corp. (b)	1,460,354
10,974	U.S.B. Holding Co., Inc.	277,411
40,992	Wilshire State Bank (a)(b)	1,237,139
16,077	Wintrust Financial Corp. (b)	920,891
33,114	WSFS Financial Corp.	1,655,700

		52,377,277

Diversified Financials - 1.9%
73,690	Cash America International, Inc.	1,802,457
69,823	CharterMac (b)	1,535,408
43,606	Gladstone Capital Corp. (b)	990,292
11,966	MTC Technologies, Inc. (a)(b)	330,621
70,425	New Century Financial Corp. (b)	4,240,994
40,213	Portfolio Recovery Associates, Inc. (a)(b)	1,181,860

		10,081,632

Insurance - 3.2%
132,038	Alfa Corp. (b)	1,843,251
68,809	AmerUs Group Co. (b)	2,821,169
25,330	Baldwin & Lyons, Inc., Class B Shares (b)	639,329
28,056	Horace Mann Educators Corp.	493,225

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP CORE FUND, INC.

Schedule of Investments (unaudited) (continued)		September 30, 2004

SHARES	SECURITY	VALUE
Insurance - 3.2% (continued)
69,841	LandAmerica Financial Group, Inc.	$3,177,766
125,637	Ohio Casualty Corp. (a)	2,629,582
69,186	Stewart Information Services Corp.	2,725,929
72,127	UICI	2,361,438

		16,691,689

Real Estate - 6.6%
113,239	Acadia Realty Trust	1,670,275
31,254	Alexandria Real Estate Equities, Inc. (c)	2,054,013
116,793	Anthracite Capital, Inc.	1,298,738
77,037	Bedford Property Investors, Inc.	2,337,303
70,493	Brandywine Realty Trust	2,007,641
37,662	CarrAmerica Realty Corp.	1,231,547
87,749	Commercial Net Lease Realty (b)	1,598,787
62,019	Corrections Corp. of America (a)	2,192,992
35,646	Entertainment Properties Trust	1,347,419
233,721	Equity Inns, Inc.	2,309,163
43,698	Gables Residential Trust (b)	1,492,287
80,993	Jones Lang LaSalle Inc. (a)(b)	2,673,579
47,082	Kilroy Realty Corp.	1,790,528
60,644	LaSalle Hotel Properties	1,673,774
59,561	Maguire Properties, Inc.	1,447,928
309,027	MeriStar Hospitality Corp. (a)	1,684,197
22,811	Newcastle Investment Corp. (b)	700,298
83,806	Senior Housing Properties Trust	1,493,423
53,576	Summit Properties Inc.	1,449,231
127,739	Trammell Crow Co. (a)	2,008,057

		34,461,180

	TOTAL FINANCIALS	113,611,778

HEALTHCARE - 11.4%
Biotechnology - 3.1%
123,581	Abgenix, Inc. (a)	1,218,509
65,264	Alexion Pharmaceuticals, Inc. (a)(b)(c)	1,174,752
82,034	Applera Corp. - Celera Genomics Group (a)	958,977
66,854	CV Therapeutics, Inc. (a)(b)	835,675
83,000	Indevus Pharmaceuticals, Inc. (a)(b)	588,470
109,039	ISIS Pharmaceuticals, Inc. (a)(b)	534,291
14,594	Kos Pharmaceuticals, Inc. (a)	519,692
80,143	Myriad Genetics, Inc. (a)(b)	1,370,445
55,103	Onyx Pharmaceuticals, Inc. (a)(b)	2,369,980
72,296	SciClone Pharmaceuticals, Inc. (a)(b)	257,374
61,001	Serologicals Corp. (a)(b)	1,423,153
87,927	Tanox, Inc. (a)(b)	1,483,328
38,664	Techne Corp. (a)	1,476,192
25,425	United Therapeutics Corp. (a)(b)	888,095
54,276	Vicuron Pharmaceuticals Inc. (a)	796,772
21,001	ZymoGenetics, Inc. (a)(b)	366,257

		16,261,962

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP CORE FUND, INC.

Schedule of Investments (unaudited) (continued)		September 30, 2004

SHARES	SECURITY	VALUE
Healthcare Equipment & Supplies - 2.4%
12,107	Advanced Medical Optics, Inc. (a)	$479,074
19,627	Advanced Neuromodulation Systems, Inc. (a)(b)	595,679
74,006	Biosite Inc. (a)(b)	3,623,334
91,644	Candela Corp. (a)(b)	1,057,572
70,074	Hologic, Inc. (a)	1,350,326
24,972	Intuitive Surgical, Inc. (a)	618,057
34,936	Inverness Medical Innovations, Inc. (a)(b)	726,669
30,054	Ocular Sciences, Inc. (a)	1,441,690
43,854	Staar Surgical Co. (a)(b)	144,718
84,370	Thoratec Corp. (a)(b)	811,639
90,583	TriPath Imaging, Inc. (a)(b)	740,969
39,207	VISX, Inc. (a)	807,664
10,139	Young Innovations, Inc. (b)	334,587

		12,731,978

Healthcare Providers & Services - 4.5%
33,136	The Advisory Board Co. (a)	1,113,370
70,389	Amedisys, Inc. (a)	2,108,151
32,066	America Service Group Inc. (a)	1,315,989
38,533	AMERIGROUP Corp. (a)(b)	2,167,481
60,886	Bio-Reference Laboratories, Inc. (a)	848,751
30,194	Centene Corp. (a)	1,285,661
70,709	Chronimed Inc. (a)(b)	425,668
129,299	First Horizon Pharmaceutical Corp. (a)(b)	2,587,273
44,426	LabOne, Inc. (a)	1,298,572
54,945	LifePoint Hospitals, Inc. (a)(b)	1,648,899
47,742	PDI, Inc. (a)	1,288,557
78,736	Per-Se Technologies, Inc. (a)(b)	1,080,258
23,153	RehabCare Group, Inc. (a)	533,214
141,831	Select Medical Corp.	1,904,790
30,194	Sierra Health Services, Inc. (a)(b)	1,447,198
64,889	United Surgical Partners International, Inc. (a)	2,228,937

		23,282,769

Pharmaceuticals - 1.4%
149,116	ARIAD Pharmaceuticals, Inc. (a)(b)	997,586
26,724	AtheroGenics, Inc. (a)(b)	880,556
62,680	Atrix Laboratories, Inc. (a)	1,923,649
99,927	Perrigo Co.	2,053,500
28,504	Pharmion Corp. (a)(b)	1,473,543

		7,328,834

	TOTAL HEALTHCARE	59,605,543

INDUSTRIALS - 16.0%
Aerospace & Defense - 1.4%
22,933	Applied Signal Technology, Inc. (b)	733,627
51,580	Curtiss-Wright Corp. (b)	2,951,923
12,987	DRS Technologies, Inc. (a)	486,233
52,800	Engineered Support Systems, Inc. (b)	2,409,792

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP CORE FUND, INC.

Schedule of Investments (unaudited) (continued)		September 30, 2004

SHARES	SECURITY	VALUE
Aerospace & Defense - 1.4% (continued)
11,570	Herley Industries, Inc. (a)	$216,243
20,300	World Fuel Services Corp.	726,740

		7,524,558

Air Freight & Couriers - 0.4%
50,318	Hub Group, Inc., Class A Shares (a)	1,874,346

Airlines - 0.5%
28,149	Alaska Air Group, Inc. (a)(b)	697,532
161,859	ExpressJet Holdings, Inc. (a)	1,620,209
46,891	Pinnacle Airlines Corp. (a)	473,599

		2,791,340

Building Products - 0.7%
41,671	ElkCorp	1,156,787
13,921	Simpson Manufacturing Co., Inc.	879,807
59,853	Watsco, Inc.	1,797,386

		3,833,980

Commercial Services & Supplies - 3.6%
68,178	Administaff, Inc. (a)(b)	797,683
27,568	Banta Corp.	1,095,828
54,964	Bowne & Co., Inc.	713,982
31,287	CCC Information Services Group Inc. (a)(b)	553,467
20,107	Charles River Associates Inc. (a)(b)	769,897
53,329	Clark, Inc. (a)	722,075
53,536	Consolidated Graphics, Inc. (a)	2,243,158
21,056	CoStar Group, Inc. (a)	1,035,745
84,364	eFunds Corp. (a)	1,568,327
8,751	FTI Consulting, Inc. (a)(b)	165,394
81,808	Gevity HR, Inc.	1,258,207
22,955	Headwaters, Inc. (a)(b)	708,391
33,850	Healthcare Services Group, Inc. (b)	607,946
57,537	Hudson Highland Group, Inc. (a)(b)	1,679,505
55,142	InterCept, Inc. (a)	1,032,810
47,250	Laureate Education Inc. (a)	1,758,645
28,984	MemberWorks Inc. (a)(b)	760,540
42,119	NCO Group, Inc. (a)	1,135,107
10,061	StarTek, Inc. (b)	315,513

		18,922,220

Construction & Engineering - 0.8%
83,021	Dycom Industries, Inc. (a)	2,356,966
65,904	Granite Construction Inc. (b)	1,575,106

		3,932,072

Electrical Equipment - 2.6%
147,102	General Cable Corp. (a)	1,565,165
40,653	The Genlyte Group, Inc. (a)	2,617,647
40,220	II-VI Inc. (a)(b)	1,408,102
92,020	Paxar Corp. (a)	2,087,014
74,781	Rayovac Corp. (a)	1,970,479
107,429	Thomas & Betts Corp. (a)	2,881,246

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP CORE FUND, INC.

Schedule of Investments (unaudited) (continued)		September 30, 2004

SHARES	SECURITY	VALUE
Electrical Equipment - 2.6% (continued)
77,450	Ultralife Batteries, Inc. (a)(b)	$787,666

		13,317,319

Industrial Conglomerates - 0.1%
9,402	Raven Industries, Inc. (b)	417,919

Machinery - 3.9%
48,096	Albany International Corp., Class A Shares	1,433,742
21,817	Astec Industries, Inc. (a)	417,141
35,211	Ceradyne, Inc. (a)(b)	1,546,115
41,918	CLARCOR Inc.	1,998,231
11,465	CUNO Inc. (a)(b)	662,104
44,643	Dionex Corp. (a)	2,441,972
19,149	ESCO Technologies Inc. (a)	1,297,536
64,963	Gardner Denver Inc. (a)	1,791,030
58,762	IDEX Corp.	1,995,558
66,630	JLG Industries, Inc. (b)	1,119,384
17,984	Kennametal Inc.	811,978
18,697	Mueller Industries, Inc.	803,036
25,557	Nordson Corp.	877,372
17,484	Oshkosh Truck Corp.	997,637
23,624	Terex Corp. (a)	1,025,282
35,948	Trinity Industries, Inc. (b)	1,120,499

		20,338,617

Road & Rail - 2.0%
56,289	Covenant Transport, Inc., Class A Shares (a)	1,087,503
39,523	Forward Air Corp. (a)	1,581,710
108,902	Genesee & Wyoming Inc., Class A Shares (a)	2,757,399
55,357	Landstar System, Inc. (a)	3,248,349
12,000	P.A.M. Transportation Services, Inc. (a)	229,920
77,455	SCS Transportation, Inc. (a)	1,466,998
16,943	U.S. Xpress Enterprises, Inc., Class A Shares (a)(b)	314,123

		10,686,002

	TOTAL INDUSTRIALS	83,638,373

INFORMATION TECHNOLOGY - 16.4%
Communications Equipment - 1.4%
28,359	Arris Group, Inc. (a)(b)	148,034
339,426	Brocade Communications Systems, Inc. (a)(b)	1,917,757
42,278	C-COR.net Corp. (a)	357,249
22,504	CEVA, Inc. (a)(b)	177,782
102,617	Ditech Communications Corp. (a)(b)	2,297,595
32,303	DSP Group, Inc. (a)	679,978
255,792	Powerwave Technologies, Inc. (a)(b)	1,575,679

		7,154,074

Computers & Peripherals - 1.6%
94,545	Electronics for Imaging, Inc. (a)	1,535,411
186,686	Hypercom Corp. (a)	1,377,743
31,095	Imation Corp. (b)	1,106,671
55,697	Mercury Computer Systems, Inc. (a)	1,499,363

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP CORE FUND, INC.

Schedule of Investments (unaudited) (continued)		September 30, 2004

SHARES	SECURITY	VALUE
Computers & Peripherals - 1.6% (continued)
96,770	Presstek, Inc. (a)(b)	$935,766
981,378	StorageNetworks, Inc. (b)(d)	1
99,112	Synaptics Inc (a)(b)	1,998,099

		8,453,054

Electronic Equipment & Instruments - 2.5%
102,563	Artesyn Technologies, Inc. (a)(b)	1,023,579
39,656	CTS Corp. (b)	499,666
91,610	Kemet Corp. (a)(b)	741,125
17,082	OSI Systems, Inc. (a)(b)	275,020
55,000	Park Electrochemical Corp.	1,166,000
15,334	Rogers Corp. (a)	651,542
52,346	ScanSource, Inc. (a)(b)	3,339,675
54,142	Trimble Navigation Ltd. (a)	1,710,887
64,296	Varian Inc. (a)(b)	2,434,890
80,787	Viisage Technology, Inc. (a)(b)	464,525
11,182	X-Rite, Inc.	162,922
77,637	Zygo Corp. (a)(b)	786,463

		13,256,294

Internet Software & Services - 3.4%
46,782	Allscripts Healthcare Solutions, Inc. (a)	421,038
47,221	Ask Jeeves, Inc. (a)(b)	1,544,599
168,958	CNET Networks, Inc. (a)(b)	1,545,966
124,587	CyberSource Corp. (a)	601,755
32,734	Digital River, Inc. (a)(b)	974,819
116,525	Digitas Inc. (a)	900,738
72,475	FileNet Corp. (a)	1,265,414
51,053	InfoSpace, Inc. (a)	2,419,402
13,990	j2 Global Communications, Inc. (a)(b)	441,944
114,788	Netegrity, Inc. (a)(b)	862,058
120,378	Opsware, Inc. (a)(b)	675,321
150,325	S1 Corp. (a)	1,199,594
103,533	SonicWALL, Inc. (a)	699,883
66,600	United Online, Inc. (a)(b)	640,692
77,910	ValueClick, Inc. (a)(b)	735,470
89,929	WatchGuard Technologies, Inc. (a)(b)	420,868
56,436	Websense, Inc. (a)	2,351,688

		17,701,249

IT Consulting & Services - 0.9%
60,529	Agilysys, Inc. (b)	1,046,546
50,311	Answerthink Inc. (a)	269,164
74,942	Forrester Research, Inc. (a)	1,142,116
26,393	Keane, Inc. (a)	405,396
186,363	Sapient Corp. (a)	1,421,950
23,024	Synnex Corp. (a)	407,525

		4,692,697

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP CORE FUND, INC.

Schedule of Investments (unaudited) (continued)		September 30, 2004

SHARES	SECURITY	VALUE
Semiconductor Equipment & Products - 2.9%
15,843	ADE Corp., Massachusetts (a)(b)	$269,885
217,220	Axcelis Technologies, Inc. (a)	1,798,582
55,567	Cirrus Logic, Inc. (a)(b)	265,055
100,679	Credence Systems Corp. (a)(b)	724,889
77,047	FormFactor Inc. (a)	1,492,400
12,672	Genesis Microchip Inc. (a)(b)	171,072
113,803	Microsemi Corp. (a)	1,604,622
86,205	Photronics, Inc. (a)(b)	1,432,727
80,730	Pixelworks, Inc. (a)(b)	808,107
112,899	PLX Technology, Inc. (a)(b)	814,002
45,244	Power Integrations, Inc. (a)(b)	924,335
122,438	Silicon Image, Inc. (a)	1,547,616
71,461	Silicon Storage Technology, Inc. (a)(b)	455,207
98,338	SIPEX Corp. (a)(b)	516,274
210,312	Skyworks Solutions, Inc. (a)(b)	1,997,964
5,075	Varian Semiconductor Equipment Associates, Inc. (a)	156,817
39,385	White Electronic Designs Corp. (a)(b)	192,986

		15,172,540

Software - 3.7%
31,511	ANSYS, Inc. (a)	1,567,042
23,480	Borland Software Corp. (a)	196,058
55,784	Cerner Corp. (a)(b)	2,413,216
119,329	Dendrite International, Inc. (a)	1,923,583
38,506	EPIQ Systems, Inc. (a)(b)	599,923
90,051	FARO Technologies, Inc. (a)(b)	1,831,637
85,647	Kronos Inc. (a)	3,793,306
22,842	MICROS Systems, Inc. (a)	1,143,699
27,755	MRO Software, Inc. (a)	277,550
117,237	MSC.Software Corp. (a)(b)	942,585
35,700	SAFENET, Inc. (a)(b)	941,766
88,522	SeaChange International, Inc. (a)(b)	1,415,467
76,607	TIBCO Software Inc. (a)	651,926
39,237	Ulticom, Inc. (a)	579,530
24,311	Verity, Inc. (a)	313,126
54,585	Witness Systems, Inc. (a)	877,181

		19,467,595

	TOTAL INFORMATION TECHNOLOGY	85,897,503

MATERIALS - 5.8%
Chemicals - 2.4%
86,092	A. Schulman, Inc.	1,897,468
105,663	Crompton Corp.	1,002,742
61,474	Cytec Industries Inc.	3,009,152
63,627	Ferro Corp.	1,387,705
32,945	FMC Corp. (a)	1,600,139
6,092	Georgia Gulf Corp.	271,642

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP CORE FUND, INC.

Schedule of Investments (unaudited) (continued)		September 30, 2004

SHARES	SECURITY	VALUE
Chemicals - 2.4% (continued)
55,487	H.B. Fuller Co.	$1,520,344
133,654	Hercules Inc. (a)	1,904,570

		12,593,762

Containers & Packaging - 1.4%
90,097	Caraustar Industries, Inc. (a)	1,510,927
65,875	Crown Holdings, Inc. (a)	679,171
85,274	Jarden Corp. (a)(b)	3,111,648
127,170	Longview Fibre Co.	1,939,342

		7,241,088

Metals & Mining - 2.0%
144,480	AK Steel Holding Corp. (a)(b)	1,178,957
129,598	Allegheny Technologies, Inc.	2,365,163
9,546	Commercial Metals Co.	379,167
115,556	GrafTech International Ltd. (a)	1,612,006
18,985	Schnitzer Steel Industries, Inc., Class A Shares (b)	614,165
64,340	Steel Dynamics, Inc. (b)	2,484,811
121,261	Stillwater Mining Co. (a)(b)	1,879,545

		10,513,814

	TOTAL MATERIALS	30,348,664

TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.3%
78,354	Intrado Inc. (a)(b)	792,159
137,686	Time Warner Telecom Inc., Class A Shares (a)(b)	660,893

		1,453,052

Wireless Telecommunication Services - 0.2%
132,733	Boston Communications Group, Inc. (a)	1,164,068

	TOTAL TELECOMMUNICATION SERVICES	2,617,120

UTILITIES - 4.3%
Electric Utilities - 1.2%
17,611	CH Energy Group, Inc. (b)	806,584
190,474	CMS Energy Corp. (a)(b)	1,813,312
26,011	IDACORP, Inc. (b)	755,880
80,524	PNM Resources Inc.	1,812,595
25,441	UIL Holdings Corp. (b)	1,251,443

		6,439,814

Gas Utilities - 2.7%
67,954	Atmos Energy Corp.	1,711,761
49,050	Energen Corp.	2,528,527
66,345	New Jersey Resources Corp.	2,746,683
36,476	Northwest Natural Gas Co.	1,157,383
21,823	South Jersey Industries, Inc.	1,042,048
37,468	Southern Union Co. (a)(b)	768,098
77,841	Southwestern Energy Co. (a)	3,268,544
25,940	UGI Corp.	966,524

		14,189,568

Multi-Utilities - 0.2%
63,511	Avista Corp.	1,149,549

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP CORE FUND, INC.

Schedule of Investments (unaudited) (continued)		September 30, 2004

SHARES	SECURITY	VALUE
Water Utilities - 0.2%
30,241	American States Water Co. (b)	$753,001

	TOTAL UTILITIES	22,531,932

	TOTAL COMMON STOCK (Cost - $439,972,921)	516,704,114

FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.1%
U.S. TREASURY BILLS (e) - 0.1%
$400,000	U.S. Treasury Bills, due 12/16/04 (Cost - $398,625)	398,640

REPURCHASE AGREEMENT - 1.0%
5,380,000	Goldman, Sachs & Co., 1.860% due 10/1/04; Proceeds at maturity - $5,380,278; (Fully collateralized by U.S. Treasury Bills, 3.375% to 3.875% due 4/15/28 to 4/15/32; Market value - $5,487,600) (Cost - $5,380,000)	5,380,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,778,625)	5,778,640

	TOTAL INVESTMENTS - 99.9% (Cost - $445,751,546*)	522,482,754
	Other Assets in Excess of Liabilities - 0.1%	778,823

	TOTAL NET ASSETS - 100.0%	$523,261,577

LOANED SECURITIES COLLATERAL
$127,322,463	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $127,322,463)	$127,322,463

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security is segregated for open futures contracts.
(d)	Security is valued in good faith at fair value by or under the direction of the Board of Directors.
(e)	All or a portion of this security is held as collateral for open futures contracts.
*	Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Note 1. Organization and Significant Accounting Policies

Smith Barney Small Cap Core Fund, Inc. (the “Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”):

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing price on such markets or, if there were no sales during the day, at the mean between the closing bid and asked prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Securities which are listed or traded on more than one exchange or market are valued at the quotations on the exchange or market determined to be the primary market for such securities. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Securities maturing within 60 days or less are valued at cost plus accreted discount or minus amortized premium, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures Contracts. The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or pledge securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The Fund enters into such contracts typically to hedge a portion of the portfolio.

Notes to Schedule of Investments (unaudited) (continued)

Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the investments hedged. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction.

(d) Lending of Portfolio Securities. The Fund has an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations, and receives a lender’s fee. Fees earned by the Funds on securities lending are recorded as interest income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

(e) Investment Transactions. Security transactions are accounted for on trade date.

(f) Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in securities, which are due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities.

Note 2. Investments

At September 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$99,257,877
Gross unrealized depreciation	(22,526,669)

Net unrealized appreciation	$76,731,208

At September 30, 2004, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Buy:
Russell 2000 Index	25	12/04	$7,158,950	$7,175,000	$16,050

Notes to Schedule of Investments (unaudited) (continued)

At September 30, 2004, the Fund loaned securities having a market value of $124,726,315. The Fund received cash collateral amounting to $127,322,463, which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund.

Income earned by the Fund from securities lending for the nine months ended September 30, 2004 was $164,433.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Small Cap Core Fund, Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	November 29, 2004

By	/s/ Robert J. Brault
Robert J. Brault
Chief Financial Officer

Date	November 29, 2004